FAIR VALUE MEASUREMENTS - Financial Assets Measured at Fair Value on Recurring Basis and Classified by Fair Value Hierarchy (Detail) - Fair Value, Measurements, Recurring - Money market funds - USD ($)
$ in Thousands
	Jul. 31, 2021	Jul. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 37,320	$ 115
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, recurring	37,320	115
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, recurring	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, recurring	$ 0	$ 0